Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense
Income tax expense for 2015 and 2014 consisted of the following:

	2015	2014
	(Amounts in thousands)
Current tax expense:
Federal	$6,007	$2,938
State	1,026	984
	7,033	3,922
Deferred tax benefit	(190)	1,789
Income tax expense	$6,843	$5,711

Components of Net Deferred Tax Asset
The components of the net deferred tax asset at December 31, 2015 and 2014 were as follows:

	2015	2014
	(Amounts in thousands)
Deferred tax assets:
Allowance for loan losses	$6,068	$6,849
Depreciation	280	349
SERP	1,343	1,271
Capitalized OREO expense	1,894	1,984
OTTI write down on securities	65	65
Nonaccrued interest	2,048	952
Partnership Income	71	—
Unrealized gain	110	—
	11,879	11,470
Deferred tax liabilities:
Deferred loan costs	(951)	(842)
Unrealized loss	—	(110)
	(951)	(952)
Net deferred tax asset	$10,928	$10,518

Reconciliation of Effective Income Tax Rate with Statutory Federal Rate
A reconciliation of the Company’s effective income tax rate with the statutory federal rate for 2015 and 2014 is as follows:

	2015	2014
	(Amounts in thousands)
At Federal statutory rate	$6,387	$6,128
Adjustments resulting from:
State income taxes, net of Federal tax benefit	854	675
Noncontrolling interest	(423)	(625)
Tax exempt income	(31)	(31)
BOLI	(121)	(122)
Nondeductible expenses	4	5
Other	173	(319)
	$6,843	$5,711